UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     April 27, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $383,458 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107       50    50000 SH       SOLE                    50000        0        0
BED BATH & BEYOND INC          COM              075896100    26399  1066626 SH       SOLE                  1066626        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    17674 27562000 PRN      SOLE                 27562000        0        0
CARDINAL HEALTH INC            COM              14149Y108    26047   827412 SH       SOLE                   827412        0        0
CHEVRON CORP NEW               COM              166764100      336     5000 SH       SOLE                     5000        0        0
CLOROX CO DEL                  COM              189054109    36570   710371 SH       SOLE                   710371        0        0
COMCAST CORP NEW               CL A             20030N101    16766  1229200 SH       SOLE                  1229200        0        0
FASTENAL CO                    COM              311900104     8361   260025 SH       SOLE                   260025        0        0
MICROSOFT CORP                 COM              594918104    41487  2258394 SH       SOLE                  2258394        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1      324   500000 PRN      SOLE                   500000        0        0
NIKE INC                       CL B             654106103    44313   945047 SH       SOLE                   945047        0        0
PAYCHEX INC                    COM              704326107    57916  2256156 SH       SOLE                  2256156        0        0
PROGRESSIVE CORP OHIO          COM              743315103    41819  3111559 SH       SOLE                  3111559        0        0
SEALED AIR CORP NEW            COM              81211K100    16243  1177040 SH       SOLE                  1177040        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    13998   284399 SH       SOLE                   284399        0        0
WATERS CORP                    COM              941848103    14478   391820 SH       SOLE                   391820        0        0
WELLS FARGO & CO NEW           COM              949746101    20677  1452010 SH       SOLE                  1452010        0        0